17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements
Balance Sheets

Assets	2021	2020

Cash	$561	664
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	155,716	152,598
Investment in PEBK Capital Trust II	464	464
Other assets	105	650

Total assets	$157,846	155,376

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,464
Liabilities	13	13
Shareholders' equity	142,369	139,899

Total liabilities and shareholders' equity	$157,846	155,376

Statements of Earnings

Revenues:	2021	2020	2019

Interest and dividend from subsidiary	$7,419	7,539	12,850

Total revenues	7,419	7,539	12,850

Expenses:

Interest	280	370	844
Other operating expenses	613	625	629

Total expenses	893	995	1,473

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	6,526	6,544	11,377

Income tax benefit	185	201	299

Income before equity in undistributed
earnings of subsidiaries	6,711	6,745	11,676

Equity in undistributed earnings of subsidiaries	8,422	4,612	2,391

Net earnings	$15,133	11,357	14,067

Statements of Cash Flows
Statements of Cash Flows
For the Years Ended December 31, 2021, 2020 and 2019
(Dollars in thousands)

	2021	2020	2019
Cash flows from operating activities:

Net earnings	$15,133	11,357	14,067
Adjustments to reconcile net earnings to net
cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,422)	(4,612)	(2,391)
Change in:
Other assets	545	(19)	57
Other liabilities	-	(10)	(13)

Net cash provided by operating activities	7,256	6,716	11,720

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities
available for sale	-	250	-

Net cash provided by investing activities	-	250	-

Cash flows from financing activities:

Repayment of junior subordinated debentures	-	(155)	(5,000)
Cash dividends paid on common stock	(3,793)	(4,392)	(3,939)
Stock repurchase	(3,605)	(2,999)	(2,490)
Proceeds from exercise of restricted stock units	39	57	207

Net cash used by financing activities	(7,359)	(7,489)	(11,222)

Net change in cash	(103)	(523)	498

Cash at beginning of year	664	1,187	689

Cash at end of year	$561	664	1,187